Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share ("EPS")
Schedule of basic and diluted EPS

	2023			2022
		Shares	Per Share		Shares	Per Share
	Net loss	(in millions)	Amount	Net income	(in millions)	Amount
Basic (loss) earnings per share	$(466.4)	192.0	$(2.43)	$700.6	191.5	$3.66
Effect of dilutive securities	—	0.3	—	—	0.4	(0.01)
Diluted (loss) earnings per share	$(466.4)	192.3	$(2.43)	$700.6	191.9	$3.65